RECENT DEVELOPMENTS (TJT Bank Loan) (Details) - Subsequent Event [Member] - JA Mitsui Leasing Capital Corporation [Member]. - Loan to TJT [Member] $ in Thousands	1 Months Ended
Jul. 31, 2018 USD ($)
Recent Developments [Line Items]
Interest rate	LIBOR+2.0%
Repayment of Debt	$ 40,000